Taxation - Composition of Income Taxes Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ (137)		¥ (6,965)	¥ (1,450)
Deferred income tax benefit	1,755	$ 243	8,948	15,962
Total income tax benefit	¥ 1,618	$ 224	¥ 1,983	¥ 14,512